Employee Benefits - Summary of Terms and Conditions of Share-based Payment Arrangement (Detail) Pure in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 R$ / shares	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options	18,763	17,568
Vested options	2,312	604
Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options	18,763	17,568
Vested options	(727)
Stock Option [Member] | March 18, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 18, 2013
Right acquisition conditions	4 years of service as from the grant date
Exercise price	R$ 37.60
Fair value	R$ 6.05
Existing options	386
Remaining contractual life	2 months 12 days
Vested options	386
Stock Option [Member] | March 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 17, 2014
Right acquisition conditions	4 years of service as from the grant date
Exercise price	R$ 25.16
Fair value	R$ 4.27
Existing options	102
Remaining contractual life	1 year 8 months 12 days
Vested options	102
Stock Option [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 16, 2015
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Exercise price	R$ 13.60
Existing options	210
Remaining contractual life	2 years 8 months 12 days
Vested options	210
Stock Option [Member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 28, 2015 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date
Exercise price	R$ 12.90
Existing options	1,296
Remaining contractual life	3 years 1 month 6 days
Vested options	196
Stock Option [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 15, 2016
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Exercise price	R$ 12.84
Existing options	286
Remaining contractual life	3 years 9 months 18 days
Vested options	284
Stock Option [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 11, 2016 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date
Exercise price	R$ 11.41
Existing options	2,640
Remaining contractual life	4 years 1 month 6 days
Vested options
Stock Option [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Exercise price	R$ 12.59
Existing options	696
Remaining contractual life	4 years 9 months 18 days
Vested options	372
Stock Option [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date
Exercise price	R$ 12.59
Existing options	2,210
Remaining contractual life	4 years 9 months 18 days
Vested options
Stock Option [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Exercise price	R$ 16.96
Existing options	1,998
Remaining contractual life	5 years 9 months 18 days
Vested options	642
Stock Option [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 (Strategy acceleration)
Right acquisition conditions	From 3 to 5 years of service as from the grant date
Existing options	3,800
Remaining contractual life	5 years 9 months 18 days
Vested options
Stock Option [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019
Right acquisition conditions	From 3 to 4 years of service as from the grant date
Exercise price	R$ 23.54
Existing options	1,636
Remaining contractual life	6 years 9 months 18 days
Vested options
Stock Option [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service as from the grant date
Exercise price	R$ 23.54
Existing options	1,900
Remaining contractual life	6 years 9 months 18 days
Vested options
Stock Option [Member] | December 31, 2020 to May 9, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 31, 2020 to May 9, 2017
Right acquisition conditions	1 year of service as from the grant date
Exercise price	R$ 0.01
Fair value	R$ 19.80
Existing options	65
Remaining contractual life
Vested options	65
Stock Option [Member] | March 14, 2018 to December 17, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 14, 2018 to December 17, 2018
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Exercise price	R$ 0.01
Fair value	R$ 19.70
Existing options	334
Remaining contractual life	1 year 2 months 12 days
Vested options	55
Stock Option [Member] | March 13, 2019 to December 16, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 13, 2019 to December 16, 2019
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Exercise price	R$ 0.01
Fair value	R$ 19.58
Existing options	1,204
Vested options
Stock Option [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 4.85
Stock Option [Member] | Bottom of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.20
Stock Option [Member] | Bottom of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.16
Stock Option [Member] | Bottom of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.84
Stock Option [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.65
Stock Option [Member] | Bottom of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.87
Stock Option [Member] | Bottom of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.96
Stock Option [Member] | Bottom of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.16
Fair value	8.21
Stock Option [Member] | Bottom of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.71
Stock Option [Member] | Bottom of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.51
Stock Option [Member] | Bottom of range [member] | March 13, 2019 to December 16, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	4 months 24 days
Stock Option [Member] | Top of range [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 5.29
Stock Option [Member] | Top of range [Member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.23
Stock Option [Member] | Top of range [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.43
Stock Option [Member] | Top of range [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89
Stock Option [Member] | Top of range [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.68
Stock Option [Member] | Top of range [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89
Stock Option [Member] | Top of range [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	8.21
Stock Option [Member] | Top of range [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	16.96
Fair value	9.67
Stock Option [Member] | Top of range [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.82
Stock Option [Member] | Top of range [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.71
Stock Option [Member] | Top of range [Member] | March 13, 2019 to December 16, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	2 years 2 months 12 days
Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock	2,886
Restricted Stock [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Remaining contractual life	8 months 12 days
Existing stock	206
Restricted Stock [Member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan I
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Remaining contractual life	8 months 12 days
Existing stock	470
Restricted Stock [Member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan II
Right acquisition conditions	From 0.4 to 2.4 years of service as from the grant date
Remaining contractual life	1 month 6 days
Existing stock	90
Restricted Stock [Member] | March 12, 2018 – Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan III
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Remaining contractual life	9 months 18 days
Existing stock	74
Restricted Stock [Member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Extraordinary Plan I
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Remaining contractual life	8 months 12 days
Existing stock	4
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 13, 2018 – Extraordinary Plan VI
Right acquisition conditions	From 1.6 to 3.6 years of service as from the grant date
Existing stock	50
Restricted Stock [Member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan I
Right acquisition conditions	From 2 to 4 years of service as from the grant date
Existing stock	814
Restricted Stock [Member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan II
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Existing stock	312
Restricted Stock [Member] | March 27, 2020 - Co-Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 27, 2020 - Co-Investment Plan
Right acquisition conditions	From 1 to 3 years of service as from the grant date
Fair value	R$ 29.00
Remaining contractual life	3 years
Existing stock	866
Restricted Stock [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.69
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.18
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.76
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.54
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.54
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.24
Remaining contractual life	8 months 12 days
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 21.62
Remaining contractual life	8 months 12 days
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.14
Remaining contractual life	8 months 12 days
Restricted Stock [Member] | Top of range [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.51
Restricted Stock [Member] | Top of range [Member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.9
Restricted Stock [Member] | Top of range [Member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	16.49
Restricted Stock [Member] | Top of range [Member] | March 12, 2018 – Plan III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	16.27
Restricted Stock [Member] | Top of range [Member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	16.28
Restricted Stock [Member] | Top of range [Member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 13.13
Remaining contractual life	1 year 8 months 12 days
Restricted Stock [Member] | Top of range [Member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.53
Remaining contractual life	2 years 9 months 18 days
Restricted Stock [Member] | Top of range [Member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.85
Remaining contractual life	1 year 8 months 12 days
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock	648
Vested stock
Performance Shares [Member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 21, 2019
Right acquisition conditions	From 3 to 4 years of service as from the grant date and if the performance conditions are met
Existing stock	648
Vested stock
Performance Shares [Member] | Bottom of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 23.10
Remaining contractual life	3 years
Performance Shares [Member] | Top of range [Member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 45.70
Remaining contractual life	4 years